PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                         THE STRONG ADVISOR INCOME FUNDS
                               CLASSES A, B, AND C

                            STRONG ADVISOR BOND FUND
                     STRONG ADVISOR SHORT DURATION BOND FUND
                      STRONG ADVISOR STRATEGIC INCOME FUND


                Supplement to the Prospectus dated March 1, 2002

ALL FUNDS
On pages 10 and 11 of the prospectus, the Average Annual Total Returns table is deleted and replaced with the following:

                                          AVERAGE ANNUAL TOTAL RETURNS(1)
                                                  AS OF 12-31-01

-------------------------------------------------- ---------- ----------- -----------------------
                                                                           SINCE FUND
 FUND/INDEX                                         1-YEAR      5-YEAR     INCEPTION(2)
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
 ADVISOR BOND
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
 Class A
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
         Return Before Taxes                        2.26%      7.62%            7.62%
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
         Return After Taxes on Distributions       -0.79%      4.73%            4.73%
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
         Return After Taxes on Distributions
         and Sale of Fund Shares                    1.35%      4.67%            4.67%
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
 Class B*                                           1.17%      7.57%            7.56%
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
 Class C*                                           5.25%      7.88%            7.88%
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
 Lehman Brothers U.S. Aggregate Bond Index          8.44%      7.43%            7.43%
 (reflects no deductions for fees, expenses, or
 taxes)(3)
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
 Lipper Intermediate Investment Grade Debt Funds    8.22%      6.82%            6.82%
 Index (reflects no deductions for fees,
 expenses, or taxes)(4)
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
ADVISOR SHORT DURATION BOND
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
 Class A
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
         Return Before Taxes                        2.80%      5.14%            6.60%
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
         Return After Taxes on Distributions        0.74%      2.45%            3.90%
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
         Return After Taxes on Distributions
         and Sale of Fund Shares                    1.69%      2.74%            3.94%
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
 Class B*                                          -0.97%      4.33%            5.96%
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
 Class C*                                           3.14%      4.69%            5.97%
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------

                                                        (CONTINUED ON NEXT PAGE)

-------------------------------------------------- ---------- ----------- -----------------------
                                                                           SINCE FUND
 FUND/INDEX                                         1-YEAR      5-YEAR     INCEPTION(2)
-------------------------------------------------- ---------- ----------- -----------------------
 Lehman Brothers U.S. 1-3 Year Government/Credit    8.79%      6.71%            6.52%
 Bond Index (reflects no deductions for fees,
 expenses, or taxes)(5)
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
 Lipper Short World Multi-Market Income Funds       3.37%      3.78%            3.84%
 Average (reflects no deductions for fees,
 expenses, or taxes)(6)
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
 ADVISOR STRATEGIC INCOME
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
 Class A
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
         Return Before Taxes                        2.18%         -             6.90%
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
         Return After Taxes on Distributions       -3.39%         -             1.30%
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
         Return After Taxes on Distributions
 and Sale of Fund Shares                            1.33%         -             2.89%
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
 Class B*                                           0.87%         -             6.62%
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
 Class C*                                           4.66%         -            10.08%
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
 Lehman Brothers U.S. High-Yield Bond Index         5.28%         -             6.73%
 (reflects no deductions for fees, expenses, or
 taxes)(7)
-------------------------------------------------- ---------- ----------- -----------------------
-------------------------------------------------- ---------- ----------- -----------------------
 Lipper High Current Yield Funds Index (reflects   -1.04%         -             0.62%
 no deductions for fees, expenses, or taxes)(8)
-------------------------------------------------- ---------- ----------- -----------------------

* ONLY BEFORE-TAX RETURNS ARE SHOWN FOR THE CLASS B AND CLASS C SHARES OF EACH FUND. AFTER-TAX RETURNS FOR THOSE CLASSES MAY VARY FROM THOSE SHOWN FOR THE CLASS A SHARES OF EACH FUND.
(1) HISTORICAL RETURNS PROVIDED IN THIS PROSPECTUS MAY BE HIGHER OR LOWER THAN HISTORICAL RETURNS PROVIDED IN PREVIOUS PROSPECTUSES AND OTHER MATERIALS BECAUSE CURRENT SYSTEMS ARE ABLE TO MORE EFFECTIVELY REFLECT THE RECALCULATION PROCESS. IN ADDITION, HISTORICAL RETURNS PROVIDED FOR CLASS A SHARES MAY BE HIGHER BECAUSE CURRENT PERFORMANCE CALCULATIONS MORE ACCURATELY REFLECT THE POTENTIAL SALES CHARGE ON A PARTICULAR PURCHASE.
(2) THE ADVISOR BOND FUND COMMENCED OPERATIONS ON DECEMBER 31, 1996, AND FIRST OFFERED CLASS A SHARES (FORMERLY ADVISOR CLASS SHARES) ON AUGUST 31, 1999, AND FIRST OFFERED CLASS B AND C SHARES ON NOVEMBER 30, 2000. THE ADVISOR SHORT DURATION BOND FUND COMMENCED OPERATIONS ON MARCH 31, 1994, AND FIRST OFFERED CLASS A, B, AND C SHARES ON NOVEMBER 30, 2000. THE ADVISOR STRATEGIC INCOME FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2000.
(3) THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF SECURITIES FROM THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX, MORTGAGE-BACKED SECURITIES INDEX, AND ASSET-BACKED SECURITIES INDEX.
(4) THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS IN THIS LIPPER CATEGORY.
(5) LEHMAN BROTHERS U.S. 1-3 YEAR GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF GOVERNMENT AND INVESTMENT-GRADE CORPORATE SECURITIES WITH MATURITIES OF ONE TO THREE YEARS.
(6) THE LIPPER SHORT WORLD MULTI-MARKET INCOME FUNDS AVERAGE REPRESENTS FUNDS THAT INVEST IN NON-U.S. DOLLAR AND U.S. DOLLAR DEBT INSTRUMENTS AND, BY POLICY, KEEP A DOLLAR-WEIGHTED AVERAGE MATURITY OF LESS THAN FIVE YEARS.
(7) THE LEHMAN BROTHERS U.S. HIGH-YIELD BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF CORPORATE BONDS RATED BELOW INVESTMENT-GRADE.
(8) THE LIPPER HIGH CURRENT YIELD FUNDS INDEX REPRESENTS FUNDS THAT AIM AT HIGH (RELATIVE) CURRENT YIELD FROM FIXED INCOME SECURITIES, HAVE NO QUALITY OR MATURITY RESTRICTIONS, AND TEND TO INVEST IN LOWER GRADE DEBT ISSUES.

STRONG ADVISOR BOND FUND
Effective July 23, 2002, Mr. Ashok Bhatia and Mr. Thomas M. Price are the Portfolio co-Managers of the Strong Advisor Bond Fund.

                                                        (CONTINUED ON NEXT PAGE)

          ASHOK BHATIA co-manages the Fund. Mr. Bhatia joined Strong as a fixed income research analyst in July 1999 and is a Chartered Financial Analyst. He has co-managed the Fund since July 2002. From July 1993 to July 1995, Mr. Bhatia was an analyst at Morgan Stanley & Co., Inc. From August 1995 to August 1997, Mr. Bhatia was a fixed income investments group associate at LaSalle Advisors Limited. Mr. Bhatia received his bachelor's degree in economics from the University of Michigan in 1993 and his master's of business administration in finance and economics from the University of Chicago Graduate School of Business in 1999.

          THOMAS M. PRICE co-manages the Fund. He is a Chartered Financial Analyst and has co-managed the Fund since July 2002. He joined Strong in April 1996 as a research analyst and became a fixed income Portfolio co-Manager in May 1998. From July 1992 to April 1996, he was a high-yield bond analyst at Northwestern Mutual Life Insurance Company. From June 1989 to June 1991, he was a financial analyst at Houlihan, Lokey, Howard & Zukin. He received his bachelor's degree in finance from the University of Michigan in 1989 and his master's of management in finance from the Kellogg Graduate School of Management, Northwestern University in 1992.

STRONG ADVISOR SHORT DURATION BOND FUND
Effective July 23, 2002, Mr. Thomas M. Price and Mr. Thomas A. Sontag are the Portfolio co-Managers of the Strong Advisor Short Duration Bond Fund. Mr. Price's biography is listed above.

          THOMAS A. SONTAG co-manages the Fund. He joined Strong in November 1998 and has co-managed the Fund since July 2002. From 1986 to November 1998, Mr. Sontag worked at Bear Stearns & Co., most recently acting as a managing director of the fixed income department. From September 1982 until December 1985, Mr. Sontag was employed in the fixed income department at Goldman Sachs & Co. Mr. Sontag received his bachelor's degree in economics and finance from the University of Wisconsin in 1981 and his master's of business administration in finance from the University of Wisconsin in 1982.

STRONG ADVISOR STRATEGIC INCOME FUND
Effective July 23, 2002, Mr. Edward J. Wojciechowski is the sole Portfolio Manager of the Strong Advisor Strategic Income Fund. His biography can be found on pages 17 and 18 of the prospectus.


           The date of this Prospectus Supplement is October 16, 2002.


                                                              AI1002/WH2002 1002
                                                                   RT28288 10-02

         PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                               WITH YOUR RECORDS.

                            STRONG ADVISOR BOND FUND
                     STRONG ADVISOR SHORT DURATION BOND FUND
                      STRONG ADVISOR STRATEGIC INCOME FUND


    Supplement to the Statement of Additional Information dated March 1, 2002

ALL FUNDS
Beginning on page 66 of the Statement of Additional Information, the Total Return table is deleted and replaced with the following:

                                  TOTAL RETURN

ADVISOR BOND FUND

CLASS A (1)

----------------- ------------- ------------------ ------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 --------------- ---------------- --------------------
                    Initial                                                                         After Taxes on
                    $10,000      Ending $ value     Cumulative                   After Taxes on    Distributions and
Time Period        Investment   October 31, 2001   Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $10,000          $10,594           5.94%          5.94%            3.18%              3.54%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund(2)     $10,000          $14,609          46.09%          8.16%            5.34%              5.13%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

(1) First offered on August 31, 1999 as Advisor Class shares and redesignated on November 30, 2000 as Class A shares.
(2)  Commenced operations on December 31, 1996.

CLASS B (1)

----------------- ------------- ------------------ ------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 --------------- ---------------- --------------------
                    Initial                                                                         After Taxes on
                    $10,000      Ending $ value     Cumulative                   After Taxes on    Distributions and
Time Period        Investment   October 31, 2001   Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $10,000          $10,498           4.98%          4.98%            2.48%              2.98%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund(2)     $10,000          $14,598          45.98%          8.14%            5.56%              5.26%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

(1) First offered on November 30, 2000.
(2) Commenced operations on December 31, 1996.

CLASS C (1)

----------------- ------------- ------------------ ------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 --------------- ---------------- --------------------
                    Initial                                                                         After Taxes on
                    $10,000      Ending $ value     Cumulative                   After Taxes on    Distributions and
Time Period        Investment   October 31, 2001   Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $10,000          $10,907           9.07%          9.07%            6.53%              5.46%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund(2)     $10,000          $14,809          48.09%          8.46%            5.90%              5.54%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

(1) First offered on November 30, 2000.
(2) Commenced operations on December 31, 1996.

CLASS K (1)

----------------- ------------- ------------------ ------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 --------------- ---------------- --------------------
                    Initial                                                                         After Taxes on
                    $10,000      Ending $ value     Cumulative                   After Taxes on    Distributions and
Time Period        Investment   October 31, 2001   Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $10,000          $11,147          11.47%         11.47%            8.36%              6.90%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund(2)     $10,000          $15,675          56.75%          9.75%            6.66%              6.31%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

(1) First offered on December 31, 2001.
(2) Commenced operations on December 31, 1996.

CLASS Z (1)

----------------- ------------- ------------------ ------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 --------------- ---------------- --------------------
                     Initial                                                                         After Taxes on
                    $10,000      Ending $ value     Cumulative                   After Taxes on    Distributions and
Time Period        Investment   October 31, 2001   Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $10,000          $11,115          11.15%         11.15%            8.13%              6.71%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund(2)     $10,000          $15,643          56.43%          9.70%            6.64%              6.25%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

(1) First offered on August 31, 1999 as Investor Class shares and redesignated on November 30, 2000 as Class Z shares.
(2)  Commenced operations on December 31, 1996.

INSTITUTIONAL CLASS

----------------- ------------- ------------------ ------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 --------------- ---------------- --------------------
                    Initial                                                                         After Taxes on
                    $10,000      Ending $ value     Cumulative                   After Taxes on    Distributions and
Time Period        Investment   October 31, 2001   Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $10,000          $11,178          11.78%         11.78%            8.54%              7.08%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund(1)     $10,000          $15,894          58.94%         10.06%            6.85%              6.49%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

(1) Commenced operations on December 31, 1996.

ADVISOR SHORT DURATION BOND FUND

CLASS A (1)

----------------- ------------- ------------------ ------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 --------------- ---------------- --------------------
                    Initial                                                                         After Taxes on
                    $10,000      Ending $ value     Cumulative                   After Taxes on    Distributions and
Time Period        Investment   October 31, 2001   Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $10,000          $10,466           4.66%          4.66%            2.30%              2.79%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Five Years          $10,000          $13,086          30.86%          5.53%            2.74%              2.99%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund(2)     $10,000          $16,489          64.89%          6.81%            4.08%              4.09%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

(1) First offered on November 30, 2000.
(2) Commenced operations on March 31, 1994.

CLASS B (1)

----------------- ------------- ------------------ ------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 --------------- ---------------- --------------------
                    Initial                                                                         After Taxes on
                    $10,000      Ending $ value     Cumulative                   After Taxes on    Distributions and
Time Period        Investment   October 31, 2001   Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $10,000          $10,087           0.87%          0.87%           -1.15%              0.49%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Five Years          $10,000          $12,586          25.86%          4.71%            2.26%              2.51%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund(2)     $10,000          $15,745          57.45%          6.17%            3.81%              3.77%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

(1) First offered on November 30, 2000.
(2) Commenced operations on March 31, 1994.

CLASS C (1)

----------------- ------------- ------------------ ------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 --------------- ---------------- --------------------
                    Initial                                                                         After Taxes on
                    $10,000      Ending $ value     Cumulative                   After Taxes on    Distributions and
Time Period        Investment   October 31, 2001   Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $10,000          $10,494           4.94%          4.94%            2.93%              2.98%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Five Years          $10,000          $12,796          27.96%          5.05%            2.64%              2.81%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund(2)     $10,000          $15,756          57.56%          6.18%            3.82%              3.78%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

(1) First offered on November 30, 2000.
(2) Commenced operations on March 31, 1994.

CLASS Z (1)

----------------- ------------- ------------------ ------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 --------------- ---------------- --------------------
                    Initial                                                                         After Taxes on
                    $10,000      Ending $ value     Cumulative                   After Taxes on    Distributions and
Time Period        Investment   October 31, 2001   Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $10,000          $10,684           6.84%          6.84%            4.31%              4.12%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Five Years          $10,000          $13,367          33.67%          5.98%            3.15%              3.34%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund(1)     $10,000          $16,838          68.38%          7.11%            4.35%              4.32%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

(1) Commenced operations on March 31, 1994.

ADVISOR STRATEGIC INCOME FUND

CLASS A

----------------- ------------- ------------------ ------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 --------------- ---------------- --------------------
                    Initial                                                                         After Taxes on
                    $10,000      Ending $ value     Cumulative                   After Taxes on    Distributions and
Time Period        Investment   October 31, 2001   Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund(1)     $10,000          $10,128           1.28%          N/A              N/A                N/A
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

(1) Commenced operations on November 30, 2000.

CLASS B

----------------- ------------- ------------------ ------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 --------------- ---------------- --------------------
                    Initial                                                                         After Taxes on
                    $10,000      Ending $ value     Cumulative                   After Taxes on    Distributions and
Time Period        Investment   October 31, 2001   Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund(1)     $10,000          $9,987           -0.13%          N/A              N/A                N/A
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

 (1) Commenced operations on November 30, 2000.

CLASS C

----------------- ------------- ------------------ ------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 --------------- ---------------- --------------------
                    Initial                                                                         After Taxes on
                    $10,000      Ending $ value     Cumulative                   After Taxes on    Distributions and
Time Period        Investment   October 31, 2001   Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund(1)     $10,000          $10,377           3.77%          N/A              N/A                N/A
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

(1) Commenced operations on November 30, 2000.



       The date of this Statement of Additional Information Supplement is
                               October 16, 2002.






                                                             ADINCST/WH4110 1002